ASSET RETIREMENT OBLIGATIONS (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 15, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
Accretion expense	$ 49,336	$ 328,963	$ 240,494	$ 1,168,728	$ 1,119,391	$ 1,098,222